SCHEDULE OF INCOME TAXES OR INCOME TAX FILING REQUIREMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2026	May 31, 2025	May 31, 2024
Income tax expense	$ 90	$ 1	$ (125)	[1]
CAYMAN ISLANDS
Loss before income taxes	$ (476)	$ (1,771)
Statutory income tax rate	0.00%	0.00%	0.00%
Income tax expense at statutory rate
Income tax expense

[1]	2024 figures were restated to recognize direct labor and overheads in the cost of revenue